DESCRIPTION OF PLAN - Vesting Schedule (Details) - EBP 006	12 Months Ended
Dec. 31, 2025
Years of vesting service
Less than 2	0.00%
2	20.00%
3	40.00%
4	60.00%
5 or more	100.00%